15. Related Party Transactions (Details Narrative) (USD $)	4 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Interest Income		$ 594
Balance due on note receivable		150,000
Third Party Investors Purchased Shares				336,000
Purchase Value Of Shares				168,000
Company Purchased Shares				264,000
Company Purchased Shares Value				132,000
Allowance for related party receivable		502,315
Account receivable, net of allowance	270,478	270,478	772,793
Interest expense on notes		2,393	2,393
Principal balance due on notes payable			25,000
Unauthorized borrowings			14,876
CEO [Member]
Interest Income			1,867
Officer [Member]
Interest Income		$ 594	$ 210